HEARTLAND MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2023 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (97.5%)
Banks (5.4%)
PNC Financial Services Group, Inc.	81,547	$10,011,525
Popular, Inc.	179,703	11,323,086
Texas Capital Bancshares, Inc.(a)	130,151	7,665,894
		29,000,505
Building Products (1.0%)
A.O. Smith Corp.	83,083	5,494,279

Capital Markets (2.8%)
Interactive Brokers Group, Inc.	98,510	8,527,026
Northern Trust Corp.	92,769	6,445,590
		14,972,616
Chemicals (1.7%)
PPG Industries, Inc.	71,819	9,322,106

Commercial Services & Supplies (1.9%)
Stericycle, Inc.(a)	230,462	10,303,956

Containers & Packaging (4.4%)
Ball Corp.	228,109	11,355,266
Packaging Corp. of America	81,734	12,550,256
		23,905,522
Diversified Consumer Services (1.3%)
Grand Canyon Education, Inc.(a)	57,920	6,769,690

Electric Utilities (5.0%)
Constellation Energy Corp.	95,582	10,426,085
Exelon Corp.	98,638	3,727,530
FirstEnergy Corp.	372,829	12,743,295
		26,896,910
Electronic Equipment, Instruments & Components (0.7%)
TE Connectivity Ltd.	29,249	3,613,129

Energy Equipment & Services (4.9%)
NOV, Inc.	1,247,542	26,073,628

Entertainment (1.8%)
Activision Blizzard, Inc.	100,619	9,420,957

Food Products (6.2%)
Conagra Brands, Inc.	303,477	8,321,340
Ingredion, Inc.	126,100	12,408,240
Tyson Foods, Inc. (Class A)	244,966	12,368,333
		33,097,913
Ground Transportation (2.5%)
JB Hunt Transport Services, Inc.	70,428	13,277,086

Health Care Equipment & Supplies (1.6%)
DENTSPLY SIRONA, Inc.	250,269	8,549,189

Health Care Providers & Services (8.5%)
Centene Corp.(a)	382,642	26,356,381
Encompass Health Corp.	71,313	4,789,381
Quest Diagnostics, Inc.	120,719	14,710,817
		45,856,579
Hotels, Restaurants & Leisure (0.6%)
Vail Resorts, Inc.	13,988	3,103,797

Household Durables (2.2%)
Mohawk Industries, Inc.(a)	136,582	11,720,101

Household Products (1.6%)
Spectrum Brands Holdings, Inc.	108,845	8,528,006

Insurance (4.7%)
First American Financial Corp.	237,993	13,444,225
Markel Group, Inc.(a)	3,021	4,448,392
Old Republic International Corp.	276,835	7,457,935
		25,350,552
Leisure Products (2.6%)
Hasbro, Inc.	215,216	14,234,386

Machinery (3.9%)
Flowserve Corp.	205,323	8,165,696
Kennametal, Inc.	520,820	12,958,001
		21,123,697
Marine Transportation (1.6%)
Kirby Corp.(a)	106,406	8,810,417

Media (1.7%)
Cable One, Inc.	15,241	9,382,969

Office REITs (3.2%)
Equity Commonwealth	923,556	16,965,724

Oil, Gas & Consumable Fuels (4.0%)
Coterra Energy, Inc.	351,279	9,502,097
Pioneer Natural Resources Co.	53,326	12,240,983
		21,743,080
Pharmaceuticals (3.2%)
Perrigo Co. PLC	536,548	17,142,709

Professional Services (0.6%)
Leidos Holdings, Inc.	33,648	3,101,000

Residential REITs (3.4%)
Essex Property Trust, Inc.	86,606	18,368,266

Semiconductors & Semiconductor Equipment (6.0%)
Micron Technology, Inc.	157,045	10,683,771
Qorvo, Inc.(a)	151,601	14,473,348
Skyworks Solutions, Inc.	73,755	7,271,505
		32,428,624
Software (4.7%)
Teradata Corp.(a)	564,789	25,426,801

Specialty Retail (2.3%)
CarMax, Inc.(a)	176,664	12,495,445

Trading Companies & Distributors (1.5%)
Watsco, Inc.	20,605	7,782,921

TOTAL COMMON STOCKS
(Cost $499,123,646)		$524,262,560

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (2.4%)
Time Deposits (2.4%)
JPMorgan Chase & Co. (New York) 10/02/2023(b)	4.68%	$13,096,679	$13,096,679

TOTAL SHORT-TERM INVESTMENTS
(Cost $13,096,679)			$13,096,679

TOTAL INVESTMENTS - (99.9%)
(Cost $512,220,325)			$537,359,239
OTHER ASSETS AND LIABILITIES, NET - (0.1%)			681,227
TOTAL NET ASSETS - (100.0%)			$538,040,466

HEARTLAND VALUE PLUS FUND

SCHEDULE OF INVESTMENTS

September 30, 2023 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (99.9%)
Aerospace & Defense (3.3%)
Park Aerospace Corp.	855,000	$13,278,150

Banks (9.7%)
Glacier Bancorp, Inc.	275,000	7,837,500
Seacoast Banking Corp. of Florida	575,000	12,627,000
Texas Capital Bancshares, Inc.(a)	315,000	18,553,500
		39,018,000
Capital Markets (2.5%)
Artisan Partners Asset Management, Inc. (Class A)	275,000	10,290,500

Chemicals (3.6%)
American Vanguard Corp.	600,000	6,558,000
Sensient Technologies Corp.	135,000	7,894,800
		14,452,800
Commercial Services & Supplies (5.2%)
CoreCivic, Inc.(a)	550,000	6,187,500
Healthcare Services Group, Inc.	825,000	8,604,750
Stericycle, Inc.(a)	135,000	6,035,850
		20,828,100
Construction & Engineering (3.0%)
Granite Construction, Inc.	315,000	11,976,300

Diversified Telecommunication Services (2.0%)
ATN International, Inc.	250,000	7,890,000

Electric Utilities (2.5%)
Portland General Electric Co.	250,000	10,120,000

Electrical Equipment (4.8%)
Powell Industries, Inc.	200,000	16,580,000
Vicor Corp.(a)	50,000	2,944,500
		19,524,500
Electronic Equipment, Instruments & Components (3.5%)
Knowles Corp.(a)	675,000	9,996,750
Methode Electronics, Inc.	175,000	3,998,750
		13,995,500
Energy Equipment & Services (6.2%)
ChampionX Corp.	225,000	8,014,500
Dril-Quip, Inc.(a)	600,000	16,902,000
		24,916,500
Food Products (3.1%)
TreeHouse Foods, Inc.(a)	290,000	12,638,200

Ground Transportation (2.1%)
Heartland Express, Inc.	575,000	8,446,750

Health Care Equipment & Supplies (6.8%)
AngioDynamics, Inc.(a)	375,000	2,741,250
Avanos Medical, Inc.(a)	550,000	11,121,000
Haemonetics Corp.(a)	150,000	13,437,000
		27,299,250
Health Care Technology (2.7%)
HealthStream, Inc.	515,000	11,113,700

Household Products (5.9%)
Oil-Dri Corp. of America	175,000	10,806,250
Reynolds Consumer Products, Inc.	125,000	3,203,750
Spectrum Brands Holdings, Inc.	125,000	9,793,750
		23,803,750
Insurance (3.0%)
The Hanover Insurance Group, Inc.	110,000	12,207,800

Machinery (6.5%)
Astec Industries, Inc.	165,000	7,773,150
Douglas Dynamics, Inc.	150,000	4,527,000
Enerpac Tool Group Corp. (Class A)	375,000	9,911,250
Lindsay Corp	35,000	4,118,800
		26,330,200
Metals & Mining (4.9%)
Royal Gold, Inc.	100,000	10,633,000
Schnitzer Steel Industries, Inc. (Class A)	335,000	9,329,750
		19,962,750
Oil, Gas & Consumable Fuels (3.9%)
Comstock Resources, Inc.	1,425,000	15,717,750

Pharmaceuticals (2.1%)
Phibro Animal Health Corp. (Class A)	675,000	8,619,750

Specialized REITs (6.4%)
Farmland Partners, Inc.	600,000	6,156,000
Lamar Advertising Co. (Class A)	50,000	4,173,500
PotlatchDeltic Corp.	340,000	15,432,600
		25,762,100
Specialty Retail (1.5%)
Monro, Inc.	225,000	6,248,250

Textiles, Apparel & Luxury Goods (4.7%)
Carter’s, Inc.	275,000	19,016,250

TOTAL COMMON STOCKS
(Cost $408,807,152)		$403,456,850

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.1%)
Time Deposits (0.1%)
JPMorgan Chase & Co. (New York) 10/02/2023(b)	4.68%	$505,553	$505,553

TOTAL SHORT-TERM INVESTMENTS
(Cost $505,553)			$505,553

TOTAL INVESTMENTS - (100.0%)
(Cost $409,312,705)			$403,962,403
OTHER ASSETS AND LIABILITIES, NET - (0.0%)(f)			(36,168)
TOTAL NET ASSETS - (100.0%)			$403,926,235

HEARTLAND VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2023 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (97.8%)
Aerospace & Defense (1.4%)
BWX Technologies, Inc.	120,000	$8,997,600

Automobile Components (1.0%)
Linamar Corp. (CAD)(c)	130,000	6,262,396

Automobiles (1.0%)
Thor Industries, Inc.	70,000	6,659,100

Banks (11.4%)
Associated Banc-Corp	400,000	6,844,000
Canadian Western Bank (CAD)(c)	500,000	10,358,918
Capital City Bank Group, Inc.	500,000	14,915,000
First Internet Bancorp	200,000	3,242,000
First Interstate BancSystem, Inc. (Class A)	150,000	3,741,000
Glacier Bancorp, Inc.	200,000	5,700,000
Heritage Financial Corp.	400,000	6,524,000
Texas Capital Bancshares, Inc.(a)	275,000	16,197,500
TriCo Bancshares	200,000	6,406,000
		73,928,418

Beverages (1.6%)
Primo Water Corp.	750,000	10,350,000

Chemicals (2.2%)
Core Molding Technologies, Inc.(a)	120,000	3,418,800
Nufarm, Ltd. (AUD)(c)(e)	1,200,000	3,635,506
Orion SA	350,000	7,448,000
		14,502,306

Commercial Services & Supplies (3.1%)
CECO Environmental Corp.(a)	550,000	8,783,500
Healthcare Services Group, Inc.	600,000	6,258,000
Perma-Fix Environmental Services, Inc.(a)	500,000	5,225,000
		20,266,500

Communications Equipment (0.9%)
AudioCodes, Ltd.	600,000	6,066,000

Construction & Engineering (2.5%)
Northwest Pipe Co.(a)	395,000	11,917,150
Primoris Services Corp.	125,000	4,091,250
		16,008,400

Construction Materials (0.8%)
Knife River Corp.(a)	100,000	4,883,000

Consumer Finance (1.0%)
Ezcorp, Inc. (Class A)(a)	800,000	6,600,000

Containers & Packaging (1.7%)
Westrock Co.	300,000	10,740,000

Diversified Consumer Services (3.3%)
Carriage Services, Inc.	220,000	6,215,000
Lincoln Educational Services Corp.(a)(d)	1,800,000	15,210,000
		21,425,000

Diversified REITs (1.0%)
Alpine Income Property Trust, Inc.	400,000	6,544,000

Electrical Equipment (1.4%)
Orion Energy Systems, Inc.(a)	714,612	900,411
Thermon Group Holdings, Inc.(a)	300,000	8,241,000
		9,141,411

Electronic Equipment, Instruments & Components (1.1%)
Benchmark Electronics, Inc.	300,000	7,278,000

Energy Equipment & Services (3.6%)
Dril-Quip, Inc.(a)	200,000	5,634,000
NOV, Inc.	850,000	17,765,000
		23,399,000

Financial Services (8.1%)
Cantaloupe, Inc.(a)	900,000	5,625,000
Cass Information Systems, Inc.	225,682	8,406,655
EVERTEC, Inc.	200,000	7,436,000
I3 Verticals, Inc. (Class A)(a)	450,000	9,513,000
MGIC Investment Corp.	500,000	8,345,000
Radian Group, Inc.	525,000	13,182,750
		52,508,405

Food Products (0.9%)
Mama’s Creations, Inc.(a)	950,000	4,151,500
SunOpta, Inc.(a)	450,000	1,516,500
		5,668,000

Gas Utilities (2.4%)
National Fuel Gas Co.	300,000	15,573,000

Ground Transportation (0.5%)
Marten Transport, Ltd.	150,000	2,956,500

Health Care Equipment & Supplies (3.1%)
Accuray, Inc.(a)	2,000,000	5,440,000
Haemonetics Corp.(a)	100,000	8,958,000
Integer Holdings Corp.(a)	75,000	5,882,250
		20,280,250

Health Care Providers & Services (4.4%)
Encompass Health Corp.	200,000	13,432,000
InfuSystem Holdings, Inc.(a)	500,000	4,820,000
Patterson Cos., Inc.	350,000	10,374,000
		28,626,000

Hotel & Resort REITs (0.9%)
Sunstone Hotel Investors, Inc.	650,000	6,077,500

Hotels, Restaurants & Leisure (2.0%)
Everi Holdings, Inc.(a)	500,000	6,610,000
Potbelly Corp.(a)	800,000	6,240,000
		12,850,000

Household Durables (3.9%)
Century Communities, Inc.	175,000	11,686,500
Mohawk Industries, Inc.(a)	155,000	13,300,550
		24,987,050

Insurance (3.8%)
International General Insurance Holdings, Ltd.	550,000	6,204,000
Old Republic International Corp.	150,000	4,041,000
Stewart Information Services Corp.	200,000	8,760,000
Tiptree, Inc.	350,000	5,866,000
		24,871,000

Life Sciences Tools & Services (0.6%)
Harvard Bioscience, Inc.(a)	866,467	3,725,808

Machinery (3.2%)
Flowserve Corp.	200,000	7,954,000
Luxfer Holdings PLC	200,000	2,610,000
Shyft Group, Inc.	300,000	4,491,000
Twin Disc, Inc.(a)	400,000	5,488,000
		20,543,000

Media (1.0%)
WideOpenWest, Inc.(a)	800,000	6,120,000

Metals & Mining (3.5%)
Centerra Gold, Inc.	1,800,000	8,820,000
Major Drilling Group International, Inc. (CAD)(a)(c)	1,000,000	6,088,717
New Gold, Inc.(a)	3,500,000	3,185,350
Osisko Gold Royalties, Ltd	400,000	4,700,000
		22,794,067

Oil, Gas & Consumable Fuels (3.0%)
Berry Corp. (Class A)	1,000,000	8,200,000
Denbury, Inc.(a)	50,000	4,900,500
Viper Energy Partners LP	235,000	6,551,800
		19,652,300

Pharmaceuticals (2.5%)
Perrigo Co. PLC	500,000	15,975,000

Professional Services (2.6%)
Barrett Business Services, Inc.	135,000	12,182,400
Hudson Global, Inc.(a)(d)	252,700	4,763,395
		16,945,795

Real Estate Management & Development (1.8%)
Douglas Elliman, Inc.	234,846	530,752
Forestar Group, Inc.(a)	400,000	10,776,000
		11,306,752

	SHARES	VALUE
Residential REITs (2.2%)
BSR Real Estate Investment Trust (CAD)(c)	600,300	$7,190,783
UMH Properties, Inc.	500,000	7,010,000
		14,200,783

Semiconductors & Semiconductor Equipment (2.3%)
Photronics, Inc.(a)	225,000	4,547,250
Silicon Motion Technology Corp. (ADR)	200,000	10,250,000
		14,797,250

Specialized REITs (1.9%)
National Storage Affiliates Trust	245,000	7,776,300
PotlatchDeltic Corp.	100,000	4,539,000
		12,315,300

Specialty Retail (0.3%)
Envela Corp.(a)	400,000	1,896,000

Textiles, Apparel & Luxury Goods (0.5%)
Carter’s, Inc.	50,000	3,457,500

Trading Companies & Distributors (1.3%)
NOW, Inc.(a)	700,000	8,309,000

Water Utilities (2.1%)
Consolidated Water Co., Ltd.	300,000	8,532,000
Pure Cycle Corp.(a)	500,000	4,800,000
		13,332,000
TOTAL COMMON STOCKS
(Cost $525,486,720)		$632,819,391

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (2.2%)
Time Deposits (2.2%)
JPMorgan Chase & Co. (New York) 10/02/2023(b)	4.68%	$14,217,714	$14,217,714

TOTAL SHORT-TERM INVESTMENTS
(Cost $14,217,714)			$14,217,714

TOTAL INVESTMENTS - (100.0%)
(Cost $539,704,434)			$647,037,105
OTHER ASSETS AND LIABILITIES, NET - (0.0%)(f)			286,779
TOTAL NET ASSETS - (100.0%)			$647,323,884

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of September 30, 2023.
(c)	Traded in a foreign country.
(d)	Affiliated company. See Note 6 in Notes to Schedules of Investments.
(e)	Classified as Level 2. Valued using methods determined by the Board of Directors or using systematic fair valuation model provided by an independent pricing service. See Note 3 in Notes to Schedules of Investments.
(f)	Less than 0.005%.

Common Abbreviations:
ADR	American Depositary Receipt.
Ltd.	Limited.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

Currency Abbreviations:

CAD	Canadian Dollar
AUD	Australian Dollar

Percentages are stated as a percent of net assets.

Sector and Industry classifications are sourced from GICS®, The Global Industry Classification Standard (GICS®) is the exclusive intellectual property of MSCI Inc. (“MSCI”) and S&P Global Market Intelligence (“S&P”). Neither MSCI, S&P, their affiliates, nor any of their third party providers (“GICS Parties”) makes any representations or warranties, express or implied, with respect to GICS or the results to be obtained by the use thereof, and expressly disclaims all warranties, including warranties of accuracy, completeness, merchantability and fitness for a particular purpose. The GICS Parties shall not have any liability for any direct, indirect, special, punitive, consequential, or any other damages (including lost profits) even if notified of such damages.

Notes to Schedules of Investments (Unaudited)

September 30, 2023

(1)	ORGANIZATION

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The capital shares of the Mid Cap Value Fund, Value Plus Fund, and Value Fund (each a “Fund” and collectively, the “Funds”), each of which is a diversified fund, are issued by the Corporation. Each Fund has 150,000,000 shares authorized with a par value of $.001 per share and offers Investor Class and Institutional Class shares. Heartland Advisors, Inc. (the “Advisor”) serves as investment advisor to the Corporation.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments. Each Fund is considered an investment company for financial reporting purposes under Generally Accepted Accounting Principles (“GAAP”). The Funds have applied the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”).

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, closing price on the composite market. Lacking any trades, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”) or using methods determined by Heartland Advisors, Inc. (the “Advisor”) as the valuation designee of the Board of Directors of the Corporation (the “Board”) in accordance with policies and procedures adopted pursuant to Rule 2a-5 of the 1940 Act. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Funds’ securities traded on those foreign exchanges. These are generally categorized as Level 2 under GAAP. Debt securities purchased with maturities of 60 days or less are generally valued at acquisition cost, which approximates fair value, plus or minus any amortization or accretion, if applicable. Securities and other assets for which quotations are not readily available, are deemed unreliable, or have facts and circumstances that indicate otherwise, are valued at their fair value using methods determined by the Advisor as valuation designee. The Advisor may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined, but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures approved by the Board in accordance with Rule 2a-5 and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

(c)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Certain dividends from foreign securities will be recorded as soon as the Corporation is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

(d)	The Funds may invest a portion of their assets in Real Estate Investment Trusts (“REITs”) and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, as amended, or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs may not be eligible for treatment as qualified dividend income. As the final character of the distributions may not be known until reported by the REITs on their 1099s, the Funds may utilize an estimate for the current year character of distributions.

(e)	As of September 30, 2023, the Funds were not invested in any illiquid securities as defined pursuant to the Corporation’s Liquidity Risk Management Program (the “LRMP”).

(f)	Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the “Act”), such as securities issued pursuant to the resale limitations provided under Rule 144A or Regulation S under the Act, may be considered to be liquid under the LRMP. As of September 30, 2023, the Funds did not hold any restricted securities.

(g)	The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement date on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the respective Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at the period end, resulting from changes in the exchange rate. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse political, social, regulatory, and economic developments. Foreign security prices can be affected by exchange rate and foreign currency fluctuations, less publicly available information, and different accounting, auditing, legal, and financial standards. Foreign investments may also be less liquid than investments in U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign securities usually are generally denominated and traded in foreign currencies, while the Funds value assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Funds’ non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

(h)	The accompanying Schedules of Investments were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(3)	FAIR VALUE MEASUREMENTS

The Funds follow GAAP, under which various inputs are used in determining the value of the Funds’ investments.

The basis of the hierarchy is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date.

●	Level 2 - Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets, or inputs other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes portfolio securities and other financial instruments lacking any sales referenced in Note 2.

●	Level 3 - Significant unobservable prices or inputs (includes the Advisor’s own assumptions, as the Board’s valuation designee, in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2023:

MID CAP VALUE FUND
INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$524,262,560	$–	$–	$524,262,560
Short-Term Investments	13,096,679	–	–	13,096,679
Total	$537,359,239	$–	$–	$537,359,239

VALUE PLUS FUND
INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$403,456,850	$–	$–	$403,456,850
Short-Term Investments	505,553	–	–	505,553
Total	$403,962,403	$–	$–	$403,962,403

VALUE FUND
INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$629,183,885	$3,635,506	$–	$632,819,391
Short-Term Investments	14,217,714	–	–	14,217,714
Total	$643,401,599	$3,635,506	$–	$647,037,105

(a)	For detailed industry descriptions and securities identified as Level 2 within the hierarchy, see the accompanying Schedules of Investments.

(b)	The Funds measure Level 3 activity as of the beginning and end of the financial period. For the nine-month period ended September 30, 2023, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(4)	DERIVATIVE INSTRUMENTS

GAAP requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance, and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options, and options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return, or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Options can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates, and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds’ use of options and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

OPTIONS CONTRACTS

The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Each Fund may also purchase put options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A Fund may enter into closing transactions with respect to such options by writing an option identical to the one it has purchased (for exchange-listed options) or by entering into an offsetting transaction with the counterparty to such option (for OTC options). A Fund may also exercise such options or allow them to expire. The Funds were not invested in options during the nine-month period ended September 30, 2023.

(5)	SECURITIES LENDING

The Funds have entered into an agreement with Brown Brothers Harriman & Co. (the “Lending Agent”), dated November 30, 2011, as amended, (“Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash collateral in an amount equal to not less than 102% of the value of loaned securities. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them. The agreement provides the right in the event of default for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a counterparty’s bankruptcy or insolvency. Under the agreement, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral. As of and for the nine-month period ended September 30, 2023, the Funds did not have any securities on loan.

(6)	TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed “affiliated” (as defined in Section 2(a)(3) of the 1940 Act) with the Value Fund; that is, the Fund held 5% or more of their outstanding voting securities during the nine-month period ended September 30, 2023. The Mid Cap Value and Value Plus Funds had no transactions with affiliates during the same period.

SECURITY NAME	FAIR VALUE AS OF DECEMBER 31, 2022	PURCHASES	SALES	FAIR VALUE AS OF SEPTEMBER 30, 2023	SHARE BALANCE AS OF SEPTEMBER 30, 2023	DIVIDENDS	CHANGE IN UNREALIZED GAIN/(LOSS)	REALIZED GAIN/(LOSS)
Hudson Global, Inc.	$5,718,601	$-	$-	$4,763,395	252,700	$-	$(955,206)	$-
Lincoln Educational Services Corp.	10,711,500	-	(431,554)	15,210,000	1,800,000	-	4,812,035	118,019
Total	$16,430,101	$-	$(431,554)	$19,973,395	$2,052,700	$-	$3,856,829	$118,019

INVESTMENTS NO LONGER AFFILIATED AS OF September 30, 2023
Perma-Fix Environmental Services, Inc.	$2,954,610	$-	$(2,537,520)	$5,225,000	500,000	$-	$5,555,664	$(747,754)
Grand Total	$19,384,711	$-	$(2,969,074)	$25,198,395	2,552,700	$-	$9,412,493	$(629,735)